Warrants	12 Months Ended
May 31, 2019
Warrants
Warrants

22.    Warrants

The warrant details of the Company are as follows:

Type of warrant	Expiry date	Number of warrants	Weighted average price	Amount
Warrant	December 2, 2019	798,997	1.50	—
Warrant	September 26, 2021	200,000	3.14	360
Nuuvera warrant	February 14, 2020	1,293,803	20.30	976
		2,292,800	$12.25	$1,336

	May 31,		May 31,
	2019		2018
	Number of warrants	Weighted average price	Number of warrants	Weighted average price
Outstanding, beginning of the year	2,843,138	$10.52	3,885,908	$1.61
Issued during the year	—	—	1,345,866	20.30
Exercised during the year	(550,335)	3.29	(2,388,636)	1.54
Cancelled during the year	(3)	1.75	—	—
Outstanding, end of the year	2,292,800	$12.25	2,843,138	$10.52

In March 2018, the Company completed the acquisition of Nuuvera (Note 11) in which it reserved 1,345,866 common shares for issuance to the holders of certain common share purchase warrants of Nuuvera (“Nuuvera Warrants”). There are 3,795,450 Nuuvera Warrants, exercisable for Nuuvera shares at an exercise price of $7.20 per share, the Nuuvera shares would convert to 0.3546 Aphria shares and $0.62 cash.